Income taxes - Disclosure of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets (liabilities)
Deferred tax assets	$ 50,374	$ 37,907
Potential tax assets not recognized	(50,374)	(37,907)
Net deferred tax assets	0	0
Loss carry-forwards
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	44,264	31,700
Deferred revenue and contingent consideration
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,207	1,175
Share issue costs
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	2,433	3,364
Property and equipment
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	0	2
Intangible assets
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	1,248	1,507
SRED
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	991	0
Other
Deferred tax assets (liabilities)
Deferred tax assets (liabilities)	$ 231	$ 159